Deferred Income Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Income Tax Assets and Liabilities
Schedule of of temporary differences of deferred income tax assets and liabilities

As at December 31:	2019	2018
Non-capital tax loss carry-forwards	$27,214	$26,363
Interests in resource properties	(60,589)	(56,904)
Other assets	(7,181)	(8,800)
Other liabilities	(10,456)	(11,345)
	$(51,012)	$(50,686)
Presented on the consolidated statements of financial position as follows:
Deferred income tax assets	$14,295	$15,735
Deferred income tax liabilities	(65,307)	(66,421)
Net	$(51,012)	$(50,686)

Schedule of estimated accumulated non capital losses

		Amount for which
		no deferred
		income tax asset
Country / Region	Gross amount	is recognized	Expiration dates
Canada	$35,359	$14	2035‑2039
Germany	41	—	Indefinite
Malta	93,203	66,129	Indefinite
Africa	28,880	—	Indefinite